Consolidated Statements Of Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Dividend equivalents per share (in dollars per share)	$ 1.43	$ 1.30	$ 1.18
Dividends declared per share (in dollars per share)	$ 1.43	$ 1.30	$ 1.18